Net interest income	12 Months Ended
Dec. 31, 2021
Net interest income
Net interest income
26	Net interest income

	2021	2020	2019
Interest income
Amounts due from financial institutions	71,106	126,619	139,642
Loans and advances to customers	1,359,169	809,628	635,308
Foreign exchange transactions	5,153	6,561	565
Total interest income	1,435,428	942,808	775,515
Interest expenses
Securities issued	(207,670)	(73,597)	(117,722)
Deposits from customers	(294,237)	(93,319)	(121,416)
Saving	(25,640)	(8,745)	(5,673)
Securities purchased with agreements to resell	(10,097)	(5,056)	(8,773)
Borrowing and onlending	(1,641)	(1,545)	(2,050)
Leases	(3,957)	(2,064)	(950)
Financial asset transf. and sale operations	—	(9)	(134)
Total interest expense	(543,242)	(184,335)	(256,717)
Net interest income	892,186	758,473	518,798